Supplement Dated December 11, 2020
To The Prospectus Dated April 27, 2020

JNL Series Trust
(The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Effective April 26, 2021, the following fund names will be changed as indicated:

Current Fund Name	New Fund Name
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund

Effective April 26, 2021, each of the below listed funds (each a “Feeder Fund”) will reorganize and become a feeder fund that seeks to achieve its investment objective by investing its assets in a corresponding master fund (each a “Master Fund”).

Newly Created Master Funds	Existing Funds that will become Feeder Funds
JNL Bond Index Fund	JNL/Mellon Bond Index Fund
JNL Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL International Index Fund	JNL/Mellon International Index Fund
JNL Small Cap Index Fund	JNL/Mellon Small Cap Index Fund
JNL Mid Cap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund

Effective April 26, 2021, each Feeder Fund will contribute its assets in-kind to its respective Master Fund via a reorganization approved by the Funds’ Board of Trustees (the “Board”) pursuant to rule 17a-8 under the Investment Company Act of 1940, as amended. Each Master Fund will have the same principal investment strategies, principal risks, and fundamental policies as its corresponding Feeder Fund.  JNAM will serve as the investment adviser to each Master Fund and Feeder Fund, and the current sub-advisers and portfolio managers to the Feeder Funds will become the sub-advisers and portfolio managers to the corresponding, newly created Master Funds.  The net expense ratio of each Feeder Fund will not increase as a result of the conversion to the master-feeder structure.

Proposed Reorganization of JNL/AQR Large Cap Relaxed Constraint Equity Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/AQR Large Cap Relaxed Constraint Equity Fund (the “Relaxed Constraint Fund”) into the JNL/AQR Large Cap Defensive Style Fund (the “Defensive Style Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Relaxed Constraint Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Relaxed Constraint Fund’s assets and liabilities will be transferred to the Defensive Style Fund in return for shares of the Defensive Style Fund having an aggregate net asset value equal to the Relaxed Constraint Fund’s net assets as of the Closing Date. These Defensive Style Fund shares will be distributed pro rata to shareholders of the Relaxed Constraint Fund in exchange for their fund shares. Current Relaxed Constraint Fund shareholders will thus become shareholders of the Defensive Style Fund and receive shares of the Defensive Style Fund with a total net asset value equal to that of their shares of the Relaxed Constraint Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Relaxed Constraint Fund.

The Relaxed Constraint Fund and the Defensive Style Fund have comparable investment objectives but they employ different investment strategies in seeking to achieve those objectives.   The Funds have some overlap in their risk profiles. A full description of the Defensive Style Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Relaxed Constraint Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Defensive Style Fund, nor is it a solicitation of any proxy.  For more information regarding the Defensive Style Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/AQR Managed Futures Strategy Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/AQR Managed Futures Strategy Fund (the “AQR Fund”) into the JNL Moderate Growth Allocation Fund (the “Moderate Growth Allocation Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the AQR Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the AQR Fund’s assets and liabilities will be transferred to the Moderate Growth Allocation Fund in return for shares of the Moderate Growth Allocation Fund having an aggregate net asset value equal to the AQR Fund’s net assets as of the Closing Date. These Moderate Growth Allocation Fund shares will be distributed pro rata to shareholders of the AQR Fund in exchange for their fund shares. Current AQR Fund shareholders will thus become shareholders of the Moderate Growth Allocation Fund and receive shares of the Moderate Growth Allocation Fund with a total net asset value equal to that of their shares of the AQR Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the AQR Fund.

The investment objective and investment strategies of the AQR Fund and the Moderate Growth Allocation Fund are different. The Funds have some overlap in their risk profiles. A full description of the Moderate Growth Allocation Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the AQR Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Moderate Growth Allocation Fund, nor is it a solicitation of any proxy.  For more information regarding the Moderate Growth Allocation Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Boston Partners Global Long Short Equity Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Boston Partners Global Long Short Equity Fund (the “Boston Partners Fund”) into the JNL Multi-Manager Alternative Fund (the “Multi-Manager Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Boston Partners Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Boston Partners Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the Boston Partners Fund’s net assets as of the Closing Date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the Boston Partners Fund in exchange for their fund shares. Current Boston Partners Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the Boston Partners Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Boston Partners Fund.

The Boston Partners Fund and the Multi-Manager Fund have the same investment objectives, but they employ different investment strategies in seeking to achieve those objectives.  The Funds have some overlap in their risk profiles. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Boston Partners Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy.  For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/DFA Growth Allocation Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/DFA Growth Allocation Fund (the “DFA Fund”) into the JNL/Vanguard Growth ETF Allocation Fund (the “Vanguard Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the DFA Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the DFA Fund’s assets and liabilities will be transferred to the Vanguard Fund in return for shares of the Vanguard Fund having an aggregate net asset value equal to the DFA Fund’s net assets as of the Closing Date. These Vanguard Fund shares will be distributed pro rata to shareholders of the DFA Fund in exchange for their fund shares. Current DFA Fund shareholders will thus become shareholders of the Vanguard Fund and receive shares of the Vanguard Fund with a total net asset value equal to that of their shares of the DFA Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the DFA Fund.

The investment objective and investment strategies of the DFA Fund and the Vanguard Fund are different. The Funds have some overlap in their risk profiles. A full description of the Vanguard Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the DFA Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/DFA Moderate Growth Allocation Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/DFA Moderate Growth Allocation Fund (the “DFA Fund”) into the JNL/Vanguard Moderate Growth ETF Allocation Fund (the “Vanguard Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the DFA Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the DFA Fund’s assets and liabilities will be transferred to the Vanguard Fund in return for shares of the Vanguard Fund having an aggregate net asset value equal to the DFA Fund’s net assets as of the Closing Date. These Vanguard Fund shares will be distributed pro rata to shareholders of the DFA Fund in exchange for their fund shares. Current DFA Fund shareholders will thus become shareholders of the Vanguard Fund and receive shares of the Vanguard Fund with a total net asset value equal to that of their shares of the DFA Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the DFA Fund.

The investment objective and investment strategies of the DFA Fund and the Vanguard Fund are different. The Funds have some overlap in their risk profiles. A full description of the Vanguard Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the DFA Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Franklin Templeton International Small Cap Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Franklin Templeton International Small Cap Fund (the “Franklin Fund”) into the JNL Multi-Manager International Small Cap Fund (the “Multi-Manager Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Franklin Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Franklin Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the Franklin Fund’s net assets as of the Closing Date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the Franklin Fund in exchange for their fund shares. Current Franklin Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the Franklin Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Franklin Fund.

The Franklin Fund and the Multi-Manager Fund have the same investment objectives, but they employ different investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Franklin Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy.  For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Goldman Sachs Competitive Advantage Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Goldman Sachs Competitive Advantage Fund  (the “Competitive Advantage Fund”) into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Competitive Advantage Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Competitive Advantage Fund’s assets and liabilities will be transferred to the Vanguard U.S. Stock Market Index Fund in return for shares of the Vanguard U.S. Stock Market Index Fund having an aggregate net asset value equal to the Competitive Advantage Fund’s net assets as of the Closing Date. These Vanguard U.S. Stock Market Index Fund shares will be distributed pro rata to shareholders of the Competitive Advantage Fund in exchange for their fund shares. Current Competitive Advantage Fund shareholders will thus become shareholders of the Vanguard U.S. Stock Market Index Fund and receive shares of the Vanguard U.S. Stock Market Index Fund with a total net asset value equal to that of their shares of the Competitive Advantage Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Competitive Advantage Fund.

The Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund have substantially similar investment objectives, but they employ different investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Vanguard U.S. Stock Market Index Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Competitive Advantage Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard U.S. Stock Market Index Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard U.S. Stock Market Index Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, under a separate proposal and subject to approval from the shareholders of the Vanguard U.S. Stock Market Index Fund, the Vanguard U.S. Stock Market Index Fund will undergo an investment strategy change effective on or about April 26, 2021. For additional information, please refer to the section below entitled "Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, Primary Benchmark Change, and Name Change for the JNL/Vanguard U.S. Stock Market Index Fund.”

Proposed Reorganization of JNL/Goldman Sachs Dividend Income & Growth Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Goldman Sachs Dividend Income & Growth Fund  (the “Dividend Income & Growth Fund”) into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Dividend Income & Growth Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Dividend Income & Growth Fund’s assets and liabilities will be transferred to the Vanguard U.S. Stock Market Index Fund in return for shares of the Vanguard U.S. Stock Market Index Fund having an aggregate net asset value equal to the Dividend Income & Growth Fund’s net assets as of the Closing Date. These Vanguard U.S. Stock Market Index Fund shares will be distributed pro rata to shareholders of the Dividend Income & Growth Fund in exchange for their fund shares. Current Dividend Income & Growth Fund shareholders will thus become shareholders of the Vanguard U.S. Stock Market Index Fund and receive shares of the Vanguard U.S. Stock Market Index Fund with a total net asset value equal to that of their shares of the Dividend Income & Growth Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Dividend Income & Growth Fund.

The Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund have similar investment objectives, but they employ different investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Vanguard U.S. Stock Market Index Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Dividend Income & Growth Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard U.S. Stock Market Index Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard U.S. Stock Market Index Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, under a separate proposal and subject to approval from the shareholders of the Vanguard U.S. Stock Market Index Fund, the Vanguard U.S. Stock Market Index Fund will undergo an investment strategy change effective on or about April 26, 2021. For additional information, please refer to the section below entitled "Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, Primary Benchmark Change, and Name Change for the JNL/Vanguard U.S. Stock Market Index Fund.”

Proposed Reorganization of JNL/Goldman Sachs International 5 Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Goldman Sachs International 5 Fund (the “Goldman Fund”) into the JNL/Mellon International Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Goldman Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Goldman Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the Goldman Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the Goldman Fund in exchange for their fund shares. Current Goldman Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the Goldman Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Goldman Fund.

The investment objective and investment strategies of the Goldman Fund and the Mellon Fund are different. The Funds have some overlap in their risk profiles. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Goldman Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy.  For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, the Mellon Fund will convert to a Feeder Fund effective on or about April 26, 2021. Please refer to first page of this supplement for more information.  This change is not subject to shareholder approval.

Proposed Reorganization of JNL/Goldman Sachs Intrinsic Value Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Goldman Sachs Intrinsic Value Fund (the “Intrinsic Value Fund”) into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Intrinsic Value Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Intrinsic Value Fund’s assets and liabilities will be transferred to the Vanguard U.S. Stock Market Index Fund in return for shares of the Vanguard U.S. Stock Market Index Fund having an aggregate net asset value equal to the Intrinsic Value Fund’s net assets as of the Closing Date. These Vanguard U.S. Stock Market Index Fund shares will be distributed pro rata to shareholders of the Intrinsic Value Fund in exchange for their fund shares. Current Intrinsic Value Fund shareholders will thus become shareholders of the Vanguard U.S. Stock Market Index Fund and receive shares of the Vanguard U.S. Stock Market Index Fund with a total net asset value equal to that of their shares of the Intrinsic Value Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Intrinsic Value Fund.

The Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund have substantially similar investment objectives, but they employ different investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Vanguard U.S. Stock Market Index Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Intrinsic Value Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard U.S. Stock Market Index Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard U.S. Stock Market Index Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, under a separate proposal and subject to approval from the shareholders of the Vanguard U.S. Stock Market Index Fund, the Vanguard U.S. Stock Market Index Fund will undergo an investment strategy change effective on or about April 26, 2021. For additional information, please refer to the section below entitled "Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, Primary Benchmark Change, and Name Change for the JNL/Vanguard U.S. Stock Market Index Fund.”

Proposed Reorganization of JNL/Goldman Sachs Total Yield Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Goldman Sachs Total Yield Fund (the “Total Yield Fund”) into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Total Yield Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Total Yield Fund’s assets and liabilities will be transferred to the Vanguard U.S. Stock Market Index Fund in return for shares of the Vanguard U.S. Stock Market Index Fund having an aggregate net asset value equal to the Total Yield Fund’s net assets as of the Closing Date. These Vanguard U.S. Stock Market Index Fund shares will be distributed pro rata to shareholders of the Total Yield Fund in exchange for their fund shares. Current Total Yield Fund shareholders will thus become shareholders of the Vanguard U.S. Stock Market Index Fund and receive shares of the Vanguard U.S. Stock Market Index Fund with a total net asset value equal to that of their shares of the Total Yield Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Total Yield Fund.

The Total Yield Fund and the Vanguard U.S. Stock Market Index Fund have substantially similar investment objectives, but they employ different investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Vanguard U.S. Stock Market Index Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Total Yield Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard U.S. Stock Market Index Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard U.S. Stock Market Index Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, under a separate proposal and subject to approval from the shareholders of the Vanguard U.S. Stock Market Index Fund, the Vanguard U.S. Stock Market Index Fund will undergo an investment strategy change effective on or about April 26, 2021. For additional information, please refer to the section below entitled "Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, Primary Benchmark Change, and Name Change for the JNL/Vanguard U.S. Stock Market Index Fund.”

Proposed Reorganization of JNL/Mellon Index 5 Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Mellon Index 5 Fund (the “Mellon Fund”) into the JNL/Vanguard Growth ETF Allocation Fund (the “Vanguard Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Mellon Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Mellon Fund’s assets and liabilities will be transferred to the Vanguard Fund in return for shares of the Vanguard Fund having an aggregate net asset value equal to the Mellon Fund’s net assets as of the Closing Date. These Vanguard Fund shares will be distributed pro rata to shareholders of the Mellon Fund in exchange for their fund shares. Current Mellon Fund shareholders will thus become shareholders of the Vanguard Fund and receive shares of the Vanguard Fund with a total net asset value equal to that of their shares of the Mellon Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Mellon Fund.

The investment objective and investment strategies of the Mellon Fund and the Vanguard Fund are different. The Funds have some overlap in their risk profiles. A full description of the Vanguard Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Mellon Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Vanguard Fund, nor is it a solicitation of any proxy.  For more information regarding the Vanguard Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/PPM America Small Cap Value Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/PPM America Small Cap Value Fund (the “PPM Fund”) into the JNL Multi-Manager Small Cap Value Fund (the “Multi-Manager Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the PPM Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the PPM Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the PPM Fund’s net assets as of the Closing Date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the PPM Fund in exchange for their fund shares. Current PPM Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the PPM Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the PPM Fund.

The investment objective and investment strategies of the PPM Fund and the Multi-Manager Fund are different. The Funds have some overlap in their risk profiles. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the PPM Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy.  For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/RAFI® Fundamental Asia Developed Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/RAFI® Fundamental Asia Developed Fund (the “RAFI Asia Developed Fund”) into the JNL/Mellon International Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the RAFI Asia Developed Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the RAFI Asia Developed Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the RAFI Asia Developed Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the RAFI Asia Developed Fund in exchange for their fund shares. Current RAFI Asia Developed Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the RAFI Asia Developed Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the RAFI Asia Developed Fund.

The investment objective and investment strategies of the RAFI Asia Developed Fund and the Mellon Fund are different. The Funds have some overlap in their risk profiles. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the RAFI Asia Developed Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy.  For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, the Mellon Fund will convert to a Feeder Fund effective on or about April 26, 2021. Please refer to first page of this supplement for more information.  This change is not subject to shareholder approval.

Proposed Reorganization of JNL/RAFI® Fundamental Europe Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/RAFI® Fundamental Europe Fund (the “RAFI Europe Fund”) into the JNL/Mellon International Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the RAFI Europe Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the RAFI Europe Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the RAFI Europe Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the RAFI Europe Fund in exchange for their fund shares. Current RAFI Europe Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the RAFI Europe Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the RAFI Europe Fund.

The investment objective and investment strategies of the RAFI Europe Fund and the Mellon Fund are different. The Funds have some overlap in their risk profiles. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the RAFI Europe Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy.  For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, the e Fund will convert to a Feeder Fund effective on or about April 26, 2021. Please refer to first page of this supplement for more information.  This change is not subject to shareholder approval.

Proposed Reorganization of JNL/Vanguard Capital Growth Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Vanguard Capital Growth Fund (the “Vanguard Fund”) into the JNL/T. Rowe Price Established Growth Fund (the “T. Rowe Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Vanguard Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Vanguard Fund’s assets and liabilities will be transferred to the T. Rowe Fund in return for shares of the T. Rowe Fund having an aggregate net asset value equal to the Vanguard Fund’s net assets as of the Closing Date. These T. Rowe Fund shares will be distributed pro rata to shareholders of the Vanguard Fund in exchange for their fund shares. Current Vanguard Fund shareholders will thus become shareholders of the T. Rowe Fund and receive shares of the T. Rowe Fund with a total net asset value equal to that of their shares of the Vanguard Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Vanguard Fund.

The investment objective and investment strategies of the Vanguard Fund and the T. Rowe Fund are different. The Funds have some overlap in their risk profiles. A full description of the T. Rowe Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Vanguard Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the T. Rowe Fund, nor is it a solicitation of any proxy.  For more information regarding the T. Rowe Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Vanguard Global Bond Market Index Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Vanguard Global Bond Market Index Fund (the “Vanguard Fund”) into the JNL/Mellon Bond Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Vanguard Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Vanguard Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the Vanguard Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the Vanguard Fund in exchange for their fund shares. Current Vanguard Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the Vanguard Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Vanguard Fund.

The investment objective and investment strategies of the Vanguard Fund and the Mellon Fund are different. The Funds have some overlap in their risk profiles. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Vanguard Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy.  For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, the Mellon Fund will convert to a Feeder Fund effective on or about April 26, 2021. Please refer to first page of this supplement for more information.  This change is not subject to shareholder approval.

Proposed Reorganization of JNL/Vanguard International Stock Market Index Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Vanguard International Stock Market Index Fund (the “Vanguard Fund”) into the JNL/Mellon International Index Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Vanguard Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Vanguard Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the Vanguard Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the Vanguard Fund in exchange for their fund shares. Current Vanguard Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the Vanguard Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Vanguard Fund.

The investment objective and investment strategies of the Vanguard Fund and the Mellon Fund are different. The Funds have some overlap in their risk profiles. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Vanguard Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy.  For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Additionally, the Mellon Fund will convert to a Feeder Fund effective on or about April 26, 2021. Please refer to first page of this supplement for more information.  This change is not subject to shareholder approval.

Proposed Reorganization of JNL/Vanguard Small Company Growth Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Vanguard Small Company Growth Fund (the “Vanguard Fund”) into the JNL Multi-Manager Small Cap Growth Fund (the “Multi-Manager Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Vanguard Fund at a shareholders’ meeting expected to be held on March 26, 2021.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 23, 2021 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Vanguard Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the Vanguard Fund’s net assets as of the Closing Date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the Vanguard Fund in exchange for their fund shares. Current Vanguard Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the Vanguard Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Vanguard Fund.

The investment objective and investment strategies of the Vanguard Fund and the Multi-Manager Fund are different. The Funds have some overlap in their risk profiles. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Vanguard Fund on or about February 18, 2021.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy.  For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser Appointments and Investment Strategy Change for the JNL/Goldman Sachs 4 Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in investment strategy (the “Strategy Change”) for the JNL/Goldman Sachs 4 Fund (the “Fund”).  In connection with the Strategy Change, the Board approved amendments to the following agreements revising the Fund’s advisory fee and administrative fee structures, as well as implement a sub-advisory fee structure (collectively, the “Fee Change Amendments”):  (1) Amended and Restated Investment Advisory and Management Agreement between Jackson National Asset Management, LLC (“JNAM”) and the Trust; (2) Amended and Restated Administration Agreement between JNAM and the Trust; (3) Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs Asset Management, L.P. (“GSAM”), appointing GSAM as a sub-adviser for the Fund; and (4) Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Investments Corporation (“Mellon”), appointing Mellon as a sub-adviser for the Fund.  Shareholders will be sent a proxy statement containing additional information on the Strategy Change and Fee Change Amendments.

The Strategy Change being proposed will convert the Fund from a fund-of-funds that invests in four underlying funds to  managed Fund with two sub-advisers.  As a result of the structural change, the Fund’s advisory and administrative fees will change and a new sub-advisory fee structure will be implemented.  JNAM will continue to serve as its investment adviser and administrator, but GSAM and Mellon will serve as the Fund’s new sub-advisers. In acting as the Fund’s new sub-advisers, GSAM will be responsible the selection and allocation of investments and Mellon will be responsible for trading services for the Fund.

A full description of the Strategy Change and Fee Change Amendments will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 18, 2021.  Shareholders will be asked to consider and vote on the Strategy Change and Fee Change Amendments at a special meeting of shareholders expected to be held on March 26, 2021.  If approved by shareholders, the Strategy Change and Fee Change Amendments will become effective on or around April 26, 2021. No assurance can be given that the Strategy Change and Fee Change Amendments will be approved.

Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, Primary Benchmark Change, and Name Change for the JNL/Vanguard U.S. Stock Market Index Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in investment strategy (the “Strategy Change”) for the JNL/Vanguard U.S. Stock Market Index Fund (the “Fund”). In connection with the Strategy Change, the Board approved amendments to the following agreements implementing a sub-advisory fee structure and revising the Fund’s administrative fee structure (collectively, the “Fee Change Amendments”):  (1) Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Investments Corporation (“Mellon”), appointing Mellon as a sub-adviser for the Fund, and (2) Amended and Restated Administration Agreement between JNAM and the Trust. Shareholders will be sent a proxy statement containing additional information on the Strategy Change and Fee Change Amendments.

The Strategy Change being proposed will convert the Fund from a fund-of-funds that is designed to track the performance of the CRSP U.S. Total Market Index to a managed fund sub-advised by Mellon that is designed to track the performance of the Morningstar® US Market IndexSM.  As a result of the structural change, the Fund will implement a new sub-advisory fee structure and revise its administrative fee structure.  JNAM will continue to serve as its investment adviser and administrator, but Mellon will serve as the Fund’s new sub-adviser.  Mellon will supervise and manage the investment portfolio of the Fund and direct the purchase and sale of the Fund’s investment securities. The name of the Fund will change to the JNL/Mellon U.S. Stock Market Index Fund, and its investment objective will change from long-term capital appreciation to an investment objective pursuant to which the Fund seeks to track the performance of the Morningstar® US Market IndexSM. The Fund will be constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation.

A full description of the Strategy Change and Fee Change Amendments will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 18, 2021.   Shareholders will be asked to consider and vote on the Strategy Change and Fee Change Amendments at a special meeting of shareholders expected to be held on March 26, 2021.  If approved by shareholders, the Strategy Change and Fee Change Amendments will become effective on or around April 26, 2021. No assurance can be given that the Strategy Change and Fee Change Amendments will be approved.

Sub-Adviser Change, Investment Objective Change, and Name Change for the JNL/Invesco Global Real Estate Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/Invesco Global Real Estate Fund (the “Fund”), a change in the Fund’s investment objective, and a change in the Fund’s name.  Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund.  Effective April 26, 2021, the Fund will be sub-advised by Wellington Management Company LLP, and the name of the Fund will change to the JNL/WMC Global Real Estate Fund, and its investment objective will change from high total return to long-term total return.  The changes in sub-adviser, investment objective, and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Alternative Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the appointment of Kayne Anderson Rudnick Investment Management, LLC (“KAR”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Alternative Fund (the “Fund”).  Effective April 26, 2021, KAR will provide day-to-day management for a new strategy within the Fund (the “KAR Equity Long/Short  Strategy”).  There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of KAR as a sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser addition for the KAR Equity Long/Short Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager International Small Cap Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the appointment of Baillie Gifford Overseas Limited (“Baillie Gifford”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager International Small Cap Fund (the “Fund”).  Effective April 26, 2021, Baillie Gifford will provide day-to-day management for a new strategy within the Fund (the “Baillie Gifford International Smaller Companies Strategy”).  There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of Baillie Gifford as a sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser addition for the Baillie Gifford International Smaller Companies Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Small Cap Value Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the appointment of River Road Asset Management, LLC (“River Road”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Small Cap Value Fund (the “Fund”).  Effective April 26, 2021, River Road will provide day-to-day management for a new strategy within the Fund (the “River Road Small-Mid Cap Value II (SMID II) Strategy”).  There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of River Road as a sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser addition for the River Road Small-Mid Cap Value II (SMID II) Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/Vanguard Equity Income Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the appointment of Wellington Management Company LLP (“Wellington”) as sub-adviser for the JNL/Vanguard Equity Income Fund (the “Fund”), a change to the Fund’s investment objective and investment strategy, and a change in the Fund’s name.  Effective April 26, 2021, Wellington will provide day-to-day management for the Fund, which will convert from a feeder fund in a master-feeder fund arrangement to single manager Fund with Wellington acting as the sole sub-adviser, and the Fund’s name will change to JNL/WMC Equity Income Fund, and its investment objective will change from providing an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio to an above-average level of current income and reasonable long-term capital appreciation. The sub-adviser appointment and changes in investment strategy and Fund name are not subject to shareholder approval.

Sub-Adviser Appointment, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/Vanguard International Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved the appointment of Baillie Gifford Overseas Limited (“Baillie Gifford”) as sub-adviser for the JNL/Vanguard International Fund (the “Fund”), a change to the Fund’s investment objective and investment strategy, and a change in the Fund’s name.  Effective April 26, 2021, Baillie Gifford will provide day-to-day management for the Fund, which will convert from a feeder fund in a master-feeder fund arrangement to single manager Fund with Baillie Gifford acting as the sole sub-adviser, and the Fund’s name will change to JNL/Baillie Gifford International Growth Fund, and its investment objective will change from long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio to capital appreciation. The sub-adviser appointment and changes in investment strategy and Fund name are not subject to shareholder approval.

Name Change for the JNL/American Funds Blue Chip Income and Growth Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s name, effective April 26, 2021.

Fund Name Change, Investment Objective Change, and Primary Benchmark Change for the JNL/Mellon MSCI World Index Fund

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust approved an investment objective change for the JNL/Mellon MSCI World Index Fund (the “Fund”) and corresponding changes to the Fund’s name and primary benchmark.  The name of the Fund will change to JNL/Mellon World Index Fund. The Fund’s current investment objective is to track the performance of the MSCI World Index, and the Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund’s investment objective, effective April 26, 2021, will be to track the performance of the Morningstar® Developed Markets Target Market Exposure IndexSM (Net). The Fund will be constructed to mirror the Morningstar® Developed Markets Target Market Exposure IndexSM (Net) to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The changes in investment objective, primary benchmark, and Fund name are not subject to shareholder approval and are expected to take place on or about April 26, 2021.

Primary Benchmark Changes

On December 1-3, 2020, the Board of Trustees (the “Board”) of the Trust also approved a change to the primary benchmark for each of the following funds effective April 26, 2021:

Fund	Current Primary Benchmark	New Primary Benchmark
JNL/Mellon International Index Fund	MSCI EAFE Index (Net)	Morningstar Developed Markets ex-North America Target Market Exposure (Net) Index
JNL/Mellon Emerging Markets Index Fund	MSCI Emerging Markets Index (Net)	Morningstar Emerging Markets Target Market Exposure (Net) Index
JNL/Mellon Communication Services Sector Fund	MSCI USA IMI Communication Services Index (Gross)	Morningstar US Communication Services TR Index
JNL/Mellon Consumer Discretionary Sector Fund	MSCI USA IMI Consumer Discretionary Index (Gross)	Morningstar US Consumer Cyclical TR Index
JNL/Mellon Consumer Staples Sector Fund	MSCI USA IMI/Consumer Staples Index (Gross)	Morningstar US Consumer Defensive TR Index
JNL/Mellon Energy Sector Fund	MSCI USA IMI Energy Index (Gross)	Morningstar US Energy TR Index
JNL/Mellon Financial Sector Fund	MSCI USA IMI Financials Index (Gross)	Morningstar US Financial Services TR Index
JNL/Mellon Healthcare Sector Fund	MSCI USA IMI Health Care Index (Gross)	Morningstar US Healthcare TR Index
JNL/Mellon Industrials Sector Fund	MSCI USA IMI/Industrials Index (Gross)	Morningstar US Industrials TR Index
JNL/Mellon Information Technology Sector Fund	MSCI USA IMI Information Technology Index (Gross)	Morningstar US Technology TR Index
JNL/Mellon Materials Sector Fund	MSCI USA IMI/Materials Index (Gross)	Morningstar US Basic Materials TR Index
JNL/Mellon Real Estate Sector Fund	MSCI USA IMI/Real Estate Index (Gross)	Morningstar US Real Estate TR Index
JNL/Mellon Utilities Sector Fund	MSCI USA IMI/Utilities Index (Gross)	Morningstar US Utilities TR Index

This Supplement is dated December 11, 2020.